Share capital and Contributed Surplus - (C) Contributed Surplus (Narrative) (Details)			1 Months Ended	12 Months Ended
	Dec. 09, 2022 $ / shares shares	Dec. 09, 2022 $ / shares shares	Aug. 26, 2024 CAD ($) $ / shares shares	Sep. 30, 2024 CAD ($) share $ / shares	Sep. 30, 2023 CAD ($) share $ / shares	Sep. 30, 2022 CAD ($) share $ / shares
Disclosure of classes of share capital [line items]
Shared-based compensation expense | $				$ 291,761	$ 373,554	$ 1,960,072
Weighted average vesting period of options				10 months 13 days	1 year 10 months 13 days	10 months 17 days
Weighted-average fair value of stock options | $ / shares				$ 0	$ 14.2	$ 382.1
Number of other equity instruments granted | share				0	0	2,917
Canadian Offering [Member]
Disclosure of classes of share capital [line items]
Compensation options granted | shares	5,084	5,084
Exercise price, share options granted | (per share)	$ 56.29	$ 41.3
Option exercisable term	two years	two years
Share offering costs | $					$ 125,086
Long-Term Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Maximum number of share units authorized under plan | shares			40,727
Number of Share Units available for future grants | shares			14,915
Stock options with revised exercise price | shares			50,981
Revised stock option exercise price | $ / shares			$ 36
Fair value increase in share-based compensation | $			$ 77,001
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | share				0	0	1,072
Weighted-average grant date fair value | $				$ 0	$ 0	$ 435
Weighted average vesting period of other equity instruments					1 month 6 days	2 months 4 days
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | share				0	0	1,794
Weighted-average grant date fair value | $				$ 0	$ 0	$ 1,267
Share Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | share				0	0	51
Weighted average exercise price of other equity instruments granted | $ / shares				$ 0	$ 0	$ 1,267
Number of other equity instruments expired | share				0